NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

	2022	2021	2020
Numerator:
Net loss attributable to common stockholders	(14,245,878)	(14,472,494)	(4,630,168)
Denominator:
Basic and diluted weighted-average shares outstanding	34,506,400	26,787,730	18,668,710
Loss per share:
Basic and diluted loss per share	(0.41)	(0.54)	(0.25)

Schedule of potential dilutive outstanding securities excluded from computation of diluted net loss per share

	December 31,	December 31,	December 31,
	2022	2021	2020
Stock options	1,307,052	1,322,677	1,000,000
Warrants	143,044	143,044	—